SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Aug. 31, 2020
Short Term Investment Abstract
Disclosure of detailed information about short term investments [Table Text Block]
DESCRIPTION	INTEREST %	AUGUST 31, 2020	AUGUST 31, 2019
GIC - maturing September 16, 2020	0.95%	$10,000	$—
GIC - maturing September 24, 2020	0.95%	$10,000	$—
GIC - maturing December 15, 2020	1.16%	$10,000	$—
GIC - maturing December 23, 2020	1.16%	$10,000	$—
GIC - maturing June 17, 2021	0.93%	$10,000	—
Equity securities in VIVO Cannabis Inc.		128	380
		$50,128	$380